Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Statement of Cash Flows [Abstract]
Proceeds from the sale of Trilogy Dominicana, cash sold	$ 875
Cash and cash equivalents reclassified to assets held for sale, beginning balance	$ 1,142